UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2009


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

---------------------------------------------------------------------------

ITEM 1 - Schedule of Investments

American Growth Fund
October 31, 2009
(unaudited)

                                             			Market
Common Stocks 100.28%				Shares          Value


Computer & Peripherals  39.02%
	Hewlett					88,400 		4,195,464
	Cisco *					69,500 		1,588,075
	EMC corp. *				70,000 		1,152,900
						-------------------------
							        6,936,439

Biotechnology  12.53%
	Amgen Inc.*				41,450 		2,227,109
						-------------------------
								2,227,109
Drug  8.35%
	Cephalon Inc.*				27,200 		1,484,576
						-------------------------
								1,484,576
Semiconductor  6.02%
	Intel Corp.				56,000 		1,070,160
						-------------------------
								1,070,160

Semiconductor Cap. Equip.  5.76%
	Novellus Systems Inc. *			40,000 		  823,200
	Teradyne Inc. *				24,000 		  200,880
						-------------------------
								1,024,080

Phamacy Services  5.53%
	Walgreen Co.				26,000 		  983,580
                                                -------------------------
								  983,580

Insurance Industry  4.58%
	AXA ADS.				32,824 		  814,035
						-------------------------
								  814,035

Diversified Co.  3.95%
	General Electric Co 			40,000 		  570,400
	Chemed Corp.				 2,900		  131,428
						-------------------------
								  701,828

Wireless Networking Industry  3.05%
	Network Appliance *			20,000		  541,000
						-------------------------
								  541,000

Beverage  2.71%
	Central European *			15,500		  482,205
						-------------------------
								  482,205

Entertainment  2.26%
	Time Warner, Inc.			13,333 	 	  401,590
						-------------------------
								  401,590

Machinery  1.52%
	Flowserve Corp.				 1,600		  157,136
	Middleby Corp *				 2,500 		  113,275
						-------------------------
								  270,411

Railroad  1.36%
	Kansas City Southern *			10,000 		  242,300
						-------------------------
								  242,300

Computer Software & Svcs  1.32%
	Fair, Isaac Corp.			11,500 		  233,795
						-------------------------
								  233,795

Cable TV  0.74%
	Time Warner Cable *	 		 3,346 	 	  131,966
						-------------------------
								  131,966

Hotel/Gaming  0.67%
	Scientific Games Corp. *		 8,500		  119,595
						-------------------------
								  119,595

Grocery  0.63%
	Safeway Inc.	 			 5,000 	 	  111,650
						-------------------------
								  111,650

Air Transport  0.28%
	Jetblue Airway *	 		10,000 	 	   49,600
						-------------------------
								   49,600



Total Value Common Stocks (cost $ 27,060,216)	100.28%	       17,825,919

Cash and Receivable, Less Liabilities 		 -0.28%		  (49,778)
						-------------------------
Net Assets 					100.00%	       17,776,141
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		3,158,213
Gross Unrealized depreciation on Investment securities	      (12,392,510)
                                                              ------------
Net Unrealized depreciation on Investment securities	       (9,234,297)
Cost of invesment securities for federal income
tax purposes						       27,060,216


---------------------------------------------------------------------------

ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

---------------------------------------------------------------------------

ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

---------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	November 17, 2009

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	November 17, 2009